Going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 16,573	$ 11,106	$ 10,549
Operating cash flows	4,674	10,068	$ 7,281
Accumulated deficit	146,040	$ 129,532
Working capital	$ 25,911